Organization and Description of Business	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Twilio Inc. (the “Company”) was incorporated in the state of Delaware on March 13, 2008. The Company provides a Cloud Communications Platform that enables developers to build, scale and operate communications within software applications through the cloud as a pay-as-you-go service. The Company’s product offerings fit three basic categories: Programmable Voice, Programmable Messaging and Programmable Video. The Company also provides use case products, such as a two-factor authentication solution.

The Company’s headquarters are located in San Francisco, California and the Company has subsidiaries in the United Kingdom, Estonia, Ireland, Colombia, Germany, Hong Kong, Singapore and Bermuda.

Initial	Public Offering

In June 2016, the Company completed an initial public offering (“IPO”) in which the Company sold 11,500,000 shares of its newly authorized Class A common stock, which included 1,500,000 shares sold pursuant to the exercise by the underwriters of an option to purchase additional shares, at the public offering price of $15.00 per share. The Company received net proceeds of $155.7 million, after deducting underwriting discounts and commissions and offering expenses paid and payable by the Company, from sales of its shares in the IPO. Immediately prior to the completion of the IPO, all shares of common stock then outstanding were reclassified as shares of Class B common stock and all shares of convertible preferred stock then outstanding were converted into 54,508,441 shares of common stock on a one-to-one basis, and then reclassified as shares of Class B common stock. See Note 12 for further discussion of Class A and B common stock.

As of June 30, 2016, 11,647,711 shares of the Company’s Class A common stock and 72,878,382 shares of the Company’s Class B common stock were outstanding.